Shareholder Report, Average Annual Return (Details) 1014031_Franklin FTSE Japan Hedged ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Japan Hedged ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Japan Hedged ETF (NAV)
Average Annual Return, Percent	39.06%	18.48%	13.63%
FTSE Japan Index-NR (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Japan Index-NR
Average Annual Return, Percent	26.36%	6.52%	6.41%
FTSE Japan Capped Hedged Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Japan Capped Hedged Index-NR
Average Annual Return, Percent	38.96%	18.47%	13.67%